Warrants and warrant liability - Additional Information (Detail)									12 Months Ended
	Oct. 27, 2025 USD ($) yr $ / shares shares	Oct. 20, 2025 USD ($) yr $ / shares shares	Jan. 24, 2025 shares	Dec. 05, 2024 USD ($) shares $ / shares	Nov. 29, 2024 USD ($) yr $ / shares shares	Jun. 18, 2024 USD ($)	May 28, 2024 USD ($) yr $ / shares shares	May 14, 2023 yr $ / shares	Dec. 31, 2025 USD ($) yr shares $ / shares	Dec. 31, 2024 USD ($) shares yr $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Warrant And Warrant Liability [Line Items]
Share capital | $	$ 27,997,460	$ 27,997,460							$ 328,544,223	$ 281,296,133
Grant date fair value of warrants | $		$ 8,918,500			$ 519,100
Warrant expired period		5 years			2 years
Grant date fair value of warrants to broker | $									100	$ 132,200
Expected dividend as percentage, share options granted								0.00%
Expected volatility, share options granted								51.00%
Risk free interest rate, share options granted								2.94%
Exercise price, share options granted								$ 16			$ 16
Option life, share options granted | yr								5
Gain on recognition of warrant liability | $									$ 773,896
Number of warrants, Granted | shares							93,750		4,550,000	93,750
Weighted average exercise price, Granted							$ 16		$ 0.001	$ 16
Fair value of warrant | $							$ 4.901
Weighted average share price							$ 16
Grant date fair value, Granted | $									$ 5,758,671	$ 459,500
Warrant exercise | $									$ 0	$ 1,614,750	$ 0
Number of share options exercised in share-based payment arrangement | shares			10,000						10,000	489,166	330,750
Number of warrants, Exercised | shares									258,188	122,437
Weighted average exercise price of share options exercised in share-based payment arrangement									$ 4	$ 4.21	$ 7.55
Warrants [member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares					100,000
Exercise price of outstanding share options					$ 19.5
Expected dividend as percentage, share options granted					0.00%		0.00%		0.00%	0.00%
Expected volatility, share options granted					75.01%		74.60%		75.80%	76.38%
Risk free interest rate, share options granted					3.23%		4.36%		2.55%	2.93%
Exercise price, share options granted					$ 15				$ 1.89	$ 7.7
Option life, share options granted | yr					2		1		0.9	1.9
Weighted average share price									$ 2.36
Grant date fair value, Granted | $									$ 459,500	$ 0	$ 0
Warrant exercise | $				$ 114,750		$ 1,500,000				$ 1,614,750
Number of share options exercised in share-based payment arrangement | shares				28,687					0	122,437	0
Number of warrants, Exercised | shares									258,188
Weighted average exercise price of share options exercised in share-based payment arrangement				$ 4					$ 4	$ 13.19
Common Warrants [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	14,000,000	14,000,000
Exercise price of outstanding share options	$ 3	$ 3
Grant date fair value of warrants | $	$ 8,918,500	$ 8,918,500							$ 5,559,700	$ 0
Expected dividend as percentage, share options granted	0.00%	0.00%							0.00%
Expected volatility, share options granted	36.20%	36.20%							36.70%
Risk free interest rate, share options granted	2.62%	2.62%							2.96%
Exercise price, share options granted	$ 2.33	$ 2.33							$ 2.33
Option life, share options granted | yr	5	5							4.8
Common Units [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	9,450,000	9,450,000
Par value per share	$ 2	$ 2
Pre-funded Warrant [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	4,550,000	4,550,000
Par value per share	$ 1.999	$ 1.999							$ 0.001
Exercise price of outstanding share options	0.001	$ 0.001
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 1.999
IPO [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares					2,000,000				0	2,000,000	0
Par value per share					$ 15
Share capital | $					$ 30,000,000